Segment and corporate information (Details) € in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2023 segment	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)
Segment and corporate information
Number of operating segments | segment	2
Number of reportable segments | segment	2
Revenue from contracts with customers		€ 4,659,266	€ 4,590,009	€ 9,208,170	€ 8,994,506
Revenue from insurance contracts		156,826	141,637	297,222	255,929
Revenue from lease contracts		9,184	25,034	24,102	54,614
Revenue		4,825,276	4,756,680	9,529,494	9,305,049
Operating income (loss)		356,627	340,510	617,564	688,178
Interest		(80,543)	(71,579)	(163,115)	(140,676)
Income before income taxes		276,084	268,931	454,449	547,502
Depreciation and amortization		(406,064)	(422,016)	(817,669)	(836,182)
Impairment loss		(28,127)	(734)	(54,336)	(5,525)
Income (loss) from equity method investees		48,270	19,367	75,784	29,854
Total assets		34,960,138	36,069,726	34,960,138	36,069,726	€ 35,754,114
thereof investments in equity method investees		696,388	734,734	696,388	734,734	€ 773,724
Additions of property, plant and equipment, intangible assets and right of use assets		315,717	322,833	626,304	601,848
Health care services
Segment and corporate information
Revenue from contracts with customers		3,671,802	3,640,283	7,244,137	7,132,798
Revenue from insurance contracts		156,826	141,637	297,222	255,929
Revenue		3,828,628	3,781,920	7,541,359	7,388,727
Health care products
Segment and corporate information
Revenue from contracts with customers		987,464	949,726	1,964,033	1,861,708
Revenue from lease contracts		9,184	25,034	24,102	54,614
Revenue		996,648	974,760	1,988,135	1,916,322
Total Segment
Segment and corporate information
Revenue from contracts with customers		4,659,266	4,590,009	9,208,170	8,994,506
Revenue from insurance contracts		156,826	141,637	297,222	255,929
Revenue from lease contracts		9,184	25,034	24,102	54,614
Revenue		4,825,276	4,756,680	9,529,494	9,305,049
Total Segment | Health care services
Segment and corporate information
Revenue from contracts with customers		3,671,802	3,640,283	7,244,137	7,132,798
Total Segment | Health care products
Segment and corporate information
Revenue from contracts with customers		987,464	949,726	1,964,033	1,861,708
Care Delivery
Segment and corporate information
Revenue from contracts with customers		3,715,716	3,679,945	7,330,867	7,213,042
Revenue from insurance contracts		156,826	141,637	297,222	255,929
Revenue		3,872,542	3,821,582	7,628,089	7,468,971
Care Delivery | Health care services
Segment and corporate information
Revenue from contracts with customers		3,671,802	3,640,283	7,244,137	7,132,798
Care Delivery | Health care products
Segment and corporate information
Revenue from contracts with customers		43,914	39,662	86,730	80,244
Care Enablement
Segment and corporate information
Revenue from contracts with customers		943,550	910,064	1,877,303	1,781,464
Revenue from lease contracts		9,184	25,034	24,102	54,614
Revenue		952,734	935,098	1,901,405	1,836,078
Care Enablement | Health care products
Segment and corporate information
Revenue from contracts with customers		943,550	910,064	1,877,303	1,781,464
Operating Segments | Total Segment
Segment and corporate information
Revenue		5,197,282	5,139,879	10,263,358	10,054,537
Operating income (loss)		385,790	422,569	645,800	789,255
Depreciation and amortization		(398,464)	(411,850)	(801,728)	(815,383)
Impairment loss		(28,127)	(593)	(54,336)	(3,641)
Income (loss) from equity method investees		48,270	19,367	75,784	29,854
Total assets		55,793,608	55,746,742	55,793,608	55,746,742
thereof investments in equity method investees		696,388	734,734	696,388	734,734
Additions of property, plant and equipment, intangible assets and right of use assets		304,936	307,261	602,711	572,085
Operating Segments | Care Delivery
Segment and corporate information
Revenue		3,872,542	3,821,582	7,628,089	7,468,971
Operating income (loss)		384,254	433,080	668,739	730,578
Depreciation and amortization		(283,026)	(298,656)	(571,255)	(592,025)
Impairment loss		(20,189)	(551)	(22,105)	(2,711)
Income (loss) from equity method investees		45,550	24,088	71,651	40,330
Total assets		40,909,915	41,789,859	40,909,915	41,789,859
thereof investments in equity method investees		360,550	436,001	360,550	436,001
Additions of property, plant and equipment, intangible assets and right of use assets		197,342	223,338	385,828	412,178
Operating Segments | Care Enablement
Segment and corporate information
Revenue		1,324,740	1,318,297	2,635,269	2,585,566
Operating income (loss)		1,536	(10,511)	(22,939)	58,677
Depreciation and amortization		(115,438)	(113,194)	(230,473)	(223,358)
Impairment loss		(7,938)	(42)	(32,231)	(930)
Income (loss) from equity method investees		2,720	(4,721)	4,133	(10,476)
Total assets		14,883,693	13,956,883	14,883,693	13,956,883
thereof investments in equity method investees		335,838	298,733	335,838	298,733
Additions of property, plant and equipment, intangible assets and right of use assets		107,594	83,923	216,883	159,907
Operating Segments | Corporate
Segment and corporate information
Operating income (loss)		(25,283)	(83,855)	(15,104)	(94,215)
Depreciation and amortization		(17,466)	(13,834)	(35,523)	(27,949)
Impairment loss			(141)		(1,884)
Total assets		9,243,911	8,385,851	9,243,911	8,385,851
Additions of property, plant and equipment, intangible assets and right of use assets		10,781	15,572	23,593	29,763
Inter-segment
Segment and corporate information
Revenue		(372,006)	(383,199)	(733,864)	(749,488)
Operating income (loss)		(3,880)	1,796	(13,132)	(6,862)
Depreciation and amortization		9,866	3,668	19,582	7,150
Total assets		(30,077,381)	(28,062,867)	(30,077,381)	(28,062,867)
Inter-segment | Total Segment
Segment and corporate information
Revenue		(372,006)	(383,199)	(733,864)	(749,488)
Inter-segment | Care Enablement
Segment and corporate information
Revenue		€ (372,006)	€ (383,199)	€ (733,864)	€ (749,488)